CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 4 –CONVERTIBLE NOTES PAYABLE

On May 1, 2025, the Company issued a convertible promissory note in the aggregate principal amount of $500,000 (the “Note”) to a lender. The Note bears interest of 15% and matures on April 30, 2026. The principal balance may be repaid at any time. The note’s conversion price shall mean 90% (representing a discount of 10%) multiplied by the Trading Price (as defined below) for the Common Stock as calculated following the latest complete Trading Day prior to the Conversion Date. “Trading Price” means the five-day (5-day) volume-weighted average price of the Common Stock as reported by a reliable reporting service designated by the Holder (i.e., Bloomberg, etc.). “Trading Day” shall mean any day on which the Common Stock is tradable for any period on the principal securities exchange or other securities market on which the Common Stock is then being traded. The Note is not convertible below a floor price of $1.25 per share. On July 17, 2025, the Company elected to pay $500,000 towards this note. The Company also issued 138,000 shares of common stock to the noteholder for $16,042 in accrued interest and consulting services by the noteholder valued at $178,020. As of September 30, 2025 and December 31, 2024, the balance on this note was $0 and $0 and accrued interest was $0 and $0.

Streeterville Capital, LLC Convertible Note

On October 23, 2024, the Company entered into a securities purchase agreement (the “SPA”) with Streeterville Capital, LLC (the “Investor”), pursuant to which the Company would sell, and the Investor would purchase, a secured convertible promissory note in the original principal amount of $2,890,000 (the “Note”) for a net purchase price of $2,600,000 (after deducting an original issue discount of $260,000, and payment of $30,000 for the Investor’s legal, accounting, due diligence, asset monitoring, and other transaction expenses).

The SPA included customary representations, warranties and covenants by the Company and customary closing conditions. The SPA grants the Investor (i) the right to fund up to an additional $5,000,000 to the Company, with the Company’s consent, through the date that is six months following repayment of the Note in full (the “Reinvestment Right”), and (ii) the exclusive right, on customary market terms, to enter into an equity line of credit or other similar financing arrangement with the Company for at least $20,000,000, through the date that is one year following the Purchase Price Date (defined below). Pursuant the SPA, Alpha Modus, Corp. was required to guarantee all of the Company’s obligations under the Note and related transaction documents pursuant to a guaranty agreement (the “Guaranty”), and the Note will also be secured by security agreements (the “Security Agreements”) by and between the Investor and both the Company and Alpha Modus, Corp., granting the Investor first priority security interests in all assets of the Company, as well as all assets of Alpha Modus, Corp., including all of Alpha Modus’ intellectual property (and including Alpha Modus’ patent portfolio) pursuant to a separate intellectual property security agreement (the “IP Security Agreement”). Additionally, the Company and Alpha Modus (collectively the “Borrowers”), and William Alessi, his entity, Janbella Group, LLC, and the trusts deemed to be beneficially owned by Mr. Alessi (each a “Capital Party” and collectively the “Capital Parties”), were required to execute at closing a subordination and voting agreement (the “Subordination Agreement”) pursuant to which (i) all of the Borrowers’ indebtedness and obligations to each Capital Party were subordinated to Investor, (ii) all security interests of any Capital Party were subordinate to Investor’s security interests, (iii) the Borrowers would not make any payments to any Capital Party, (iv) none of the Capital Parties would accelerate any subordinated debt or equity, (v) and no Capital Party would convert or exchange their preferred stock of the Company into Common Stock, until such time as the Investor had been fully paid and all financing agreements between the Investor and the Borrowers were terminated.

The Note matured 18 months following the date the purchase price is delivered to the Company (the “Purchase Price Date”), accrued interest of 10% per annum, was prepayable (after providing five trading days’ notice) at a 20% premium to the then-outstanding balance of the Note, and was convertible into Class A common stock (“Common Stock”) of the Company as described below. Within 30 days of the Purchase Price Date, the Company was obligated to file a registration statement on Form S-1 with the SEC registering a number of shares of Common Stock issuable upon conversion of the Note, and such registration statement was filed as described below.

The Note was convertible at the election of the Investor into shares of Common Stock at any time following the earlier of the effective date of the registration statement described above or one year following the Purchase Price Date, at a conversion price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding conversion, and provided that (i) the Investor may not convert the Note into shares of Common Stock to the extent that such conversion would result in the Investor’s beneficial ownership of Common Stock being in excess of 4.99% (or 9.99% if the Company’s market capitalization is less than $10 million), and provided that (ii) the Note is not convertible into a total cumulative number of shares of Common Stock in excess of the number of shares of Common Stock permitted by Nasdaq Listing Rule 5635 (the “Exchange Cap”). Pursuant to the terms of the Note, the Company was required to, within 120 days of the Purchase Price Date, seek shareholder approval of the Note and the issuance of shares of Common Stock, issuable upon conversion of the Note and pursuant to the Reinvestment Right, in excess of the Exchange Cap (the “Shareholder Approvals”). If such shareholder approval is not obtained within 120 days, the Company was required to continue to seek shareholder approval every three months thereafter until shareholder approval is obtained. Pursuant to the Subordination Agreement, each Capital Party was required to vote all of their shares of Company stock in favor of the Shareholder Approvals. Under the SPA, the Company was required to initially reserve 7,500,000 shares of its Common Stock for issuance to the Investor under the Note, and the Company was required to add additional shares to the reserve in increments of 100,000 shares when requested by the Investor if at the time of the request the number of shares being held in reserve is less than three times the number of shares of Common Stock equal to the outstanding balance under the Note divided by the applicable conversion price at that time.

On December 12, 2024, the Company amended the SPA (the “Amended SPA”) to revise the terms of the Note. Pursuant to the Amended SPA, the Note was not convertible below a floor price of $4.00/share, but if the closing bid price of the Company’s common stock is less than the floor price for ten consecutive trading days, the Company is required to begin making monthly payments under the Note on the date that is 90 days following the original funding date.

On or about December 13, 2024, the Company issued the Note to the Investor, the Note was funded on or about December 16, 2024, and the closing bid price of the Company’s common stock was subsequently less than the $4.00 floor price for more than ten consecutive trading days, which, under the terms of the Amended SPA, would have required the Company to begin making monthly payments under the Note, with those monthly payments commencing on March 16, 2025, and with those monthly payments being equal to 120% multiplied by the outstanding balance divided by the lesser of 6 or the number of months remaining until the Note’s maturity date.

On January 27, 2025, the Company and the Investor entered into an amendment to the Note providing that (i) the Company was not required to begin making monthly payments under the Note until May 16, 2025, (ii) the monthly payments will equal $485,000 plus all accrued but unpaid interest, multiplied by 120%, and (iii) the Company would pay to the Investor 50% of all proceeds received by the Company from any equity line of credit or similar arrangement within one trading day of receipt by the Company.

On April 28, 2025, the Company and the Investor entered into a second amendment to the Note (the “Second Amendment”) providing that (i) the 20% prepayment penalty under the Note was eliminated, but the outstanding balance of the Note was increased to $3,597,502 (i.e., the outstanding balance under the Note as of April 28, 2025, plus the prepayment penalty of 20% as of April 28, 2025), (ii) the Company would have the right on up to three occasions to extend the monthly payment start date for one month, with the outstanding balance automatically increasing by one percent for each extension, (iii) the monthly payments would equal $582,000 plus all accrued but unpaid interest, (iv) the floor price was reduced to $1.25, (v) the Investor’s beneficial ownership limitation was increased to 9.99%, (vi) the Company agreed to hold a stockholder meeting within 60 days to approve the issuances to the Investor under the Note and under an equity line of credit agreement with the Investor in excess of the Exchange Cap (as such term was defined in the Note), (vii) the Company agreed to sell the Investor 1,250,000 shares of common stock (the “Pre-Delivery Shares”) for $125, which Pre-Delivery Shares shall be used by the Investor only as pre-delivery shares under the Note and a future equity line of credit agreement between the Company and the Investor, (viii) the Company agreed to file a registration statement to register the Pre-Delivery Shares and other shares of common stock issuable to the Investor upon conversion of the Note, and (ix) the Investor provided its written consent to the Company entering into the Patent Monetization Agreement and Option Agreement described below.

A registration statement registering shares for resale by the Investor was filed by the Company with the SEC pursuant to the Company’s obligations under the Second Amendment to register Pre-Delivery Shares and other shares of common stock issuable to the Investor upon conversion of the Note (of which 1,250,000 Pre-Delivery Shares and 3,000,000 other conversion shares were registered for resale in that registration statement). That registration statement was declared effective by the SEC on May 23, 2025. On May 29, 2025, the Investor converted $767,000 of the Note into 613,600 shares of Company common stock. On June 11, 2025, the Investor converted $125,000 of the Note into 100,000 shares of Company common stock. On July 10, 2025, the Investor converted $162,500 of the Note into 130,000 shares of Company common stock. On July 16, 2025, the Investor converted $150,000 of the Note into 120,000 shares of Company common stock. On July 23, 2025, the Investor converted an aggregate of $2,545,500 of the Note into 2,036,400 shares of Company common stock, leaving a balance due to the Investor under the Note of approximately $11,312, which the Company paid on July 23, 2025, satisfying the note in full. On or about July 25, 2025, the Company repurchased the 1,250,000 Pre-Delivery Shares from the Investor for $125, and on or about August 6, 2025, the Pre-Delivery Shares were returned to the Company by the Investor and cancelled.

The Company recorded a debt discount of $290,000 in connection with this Note. During the year ended December 31, 2024, the Company amortized $9,543 as debt discount interest expense. As of December 31, 2024, the balance of the debt discount was $280,457. During the three months ended March 31, 2025, the Company amortized $124,058 as debt discount interest expense. As of March 31, 2025, the balance of the debt discount was $156,399. On April 28, 2025, the Company amortized the remaining balance of $156,399 as part of the note amendment. Per ASC 470, the Company evaluated the consideration given for the amendment to the note and determined that the note was extinguished, based on the conclusion that there was a greater than 10% change in the present value of the cash flows of the new loan, compared to the old loan. The Company recognized a loss on extinguishment of debt of $598,324 in relation to this note amendment. On April 28, 2025, the Company issued 1,250,000 shares of common stock as financing incentive in connection with the amendment. These shares were valued at $1.15 per share for a total value of $1,437,500. Streeterville paid $125 for these shares and the Company recorded a debt discount on the amended note of $1,437,375. During the nine months ended September 30, 2025, the Company fully amortized $1,437,375 of the debt discount as debt discount interest expense because the note was paid in full. As of September 30, 2025, the balance of the debt discount was $0. During the nine months ended September 30, 2025, the Company issued 3,000,000 shares of common stock pursuant to conversion notices for $3,750,000 in principal and accrued interest. During July 2025, the Company’s legal counsel paid the remaining balance of $11,312 towards the note and then billed the Company for this amount, which is included in accounts payable. As of September 30, 2025 and December 31, 2024, the balance was $0 and $2,890,000 with accrued interest of $0 and $14,450, respectively.

Loeb & Loeb, LLP Convertible Note

On December 13, 2024, the Company entered into a Convertible Promissory Note for $325,000 with Loeb & Loeb, LLP for services rendered in connection with the business combination.

The maturity date (the “Maturity Date”) of this promissory note is the earlier of (i) 12 months from the issue date referenced above (the “Issue Date”), or (ii) the date that is 10 business days following the date that the Issuer repays Streeterville Capital, LLC (the “Lender”) in full, and the Maturity Date is the date upon which the Principal Sum, as well as any unpaid interest and other fees hereunder, shall be due and payable.

Interest; Monthly Payment; Additional Payments. Interest shall not accrue on the Principal Sum except as set forth elsewhere herein. The Issuer shall make monthly payments of $25,000 beginning December 1, 2024. Additionally, the Issuer shall use at least 50% of the proceeds from any capital raise in excess of $1,000,000 following completion of the Issuer’s Business Combination with Alpha Modus, Corp. to pay any remaining balance under the Note

Conversion. If the Issuer is no longer subject to the Lender’s variable rate transaction prohibition or the Lender has consented to conversion of this promissory note as set forth herein, the Holder shall have the right, at its election, to convert all or part of the outstanding and unpaid Principal Sum, as well as any other fees pursuant to the terms hereof but not including interest, into shares of fully paid and non-assessable shares of the Issuer’s common stock, $0.0001 par value per share (the “Conversion Shares”) as per the following conversion formula: number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price (as defined hereinafter). The “Conversion Price” shall equal 90% of the 5-day volume-weighted average price (“VWAP”) of the Issuer’s common stock at the time of conversion as reported by Bloomberg L.P. Unless otherwise agreed in writing by both parties, at no time will the Holder convert any amount of the Note into common stock that would result in the Holder owning more than 4.99% of the common stock outstanding of the Issuer. Conversion Shares may be delivered to the Issuer by method of the Holder’s choice (including but not limited to email, facsimile, mail, overnight courier, or personal delivery). If no objection is delivered from the Issuer to the Holder regarding any variable or calculation of the conversion notice within 24 hours of delivery of the conversion notice, the Issuer shall have been thereafter deemed to have irrevocably confirmed and irrevocably ratified such notice of conversion and waived any objection thereto. The Issuer shall deliver the Conversion Shares from any conversion to the Holder (in any name directed by the Holder) within three (3) business days of conversion notice delivery.

Registration Rights. Provided this Note has become convertible, the Issuer represents, warrants and agrees that with respect to the Conversion Shares, the Holder will have registration rights identical to the registration rights provided to Insight Acquisition Sponsor LLC in the Amended and Restated Registration Rights Agreement, dated as of October 13, 2023, including, but not limited to the following: (i) two demand registrations of the sale of the Conversion Shares at the Company’s expense, and (ii) unlimited “piggyback” registration rights for a period of five (5) years after the Issue Date at the Company’s expense. The Company shall execute and deliver the Joinder Agreement, attached hereto as Exhibit A. In the event the registration statement covering the Conversion Shares is not effective within 120 days of the Issue Date, then the principal amount due the Note will increase by one and one-half percent (1.5%) and will continue to increase by one and one-half percent (1.5%) for each thirty (30) day period such registration statement is not declared effective.

As of September 30, 2025 and December 31, 2024, the balance was $325,000 and $325,000, respectively.

NOTE 4 – CONVERTIBLE NOTES

Streeterville Capital, LLC Convertible Note

On October 23, 2024, Alpha Modus Holdings, Inc. (the “Company”) entered into a securities purchase agreement (the “SPA”) with Streeterville Capital, LLC (the “Investor”), pursuant to which the Company would sell, and the Investor would purchase, a secured convertible promissory note in the original principal amount of $2,890,000 (the “Note”) for a net purchase price of $2,600,000 (after deducting an original issue discount of $260,000, and payment of $30,000 for the Investor’s legal, accounting, due diligence, asset monitoring, and other transaction expenses).

The SPA included customary representations, warranties and covenants by the Company and customary closing conditions. The SPA grants the Investor (i) the right to fund up to an additional $5,000,000 to the Company, with the Company’s consent, through the date that is six months following repayment of the Note in full (the “Reinvestment Right”), and (ii) the exclusive right, on customary market terms, to enter into an equity line of credit or other similar financing arrangement with the Company for at least $20,000,000, through the date that is one year following the Purchase Price Date (defined below). Pursuant the SPA, Alpha Modus, Corp. is required to guarantee all of the Company’s obligations under the Note and related transaction documents pursuant to a guaranty agreement (the “Guaranty”), and the Note will also be secured by security agreements (the “Security Agreements”) by and between the Investor and both the Company and Alpha Modus, Corp., granting the Investor first priority security interests in all assets of the Company, as well as all assets of Alpha Modus, Corp., including all of Alpha Modus’ intellectual property (and including Alpha Modus’ patent portfolio) pursuant to a separate intellectual property security agreement (the “IP Security Agreement”). Additionally, the Company and Alpha Modus (collectively the “Borrowers”), and William Alessi, his entity, Janbella Group, LLC, and the trusts deemed to be beneficially owned by Mr. Alessi (each a “Capital Party” and collectively the “Capital Parties”), are required to execute at closing a subordination and voting agreement (the “Subordination Agreement”) pursuant to which (i) all of the Borrowers’ indebtedness and obligations to each Capital Party will be subordinated to Investor, (ii) all security interests of any Capital Party will be subordinate to Investor’s security interests, (iii) the Borrowers will not make any payments to any Capital Party, (iv) none of the Capital Parties will accelerate any subordinated debt or equity, (v) and no Capital Party will convert or exchange their preferred stock of the Company into Common Stock, until such time as the Investor has been fully paid and all financing agreements between the Investor and the Borrowers are terminated.

The Note will mature 18 months following the date the purchase price is delivered to the Company (the “Purchase Price Date”), will accrue interest of 10% per annum, will be prepayable (after providing five trading days’ notice) at a 20% premium to the then-outstanding balance of the Note, and will be convertible into Class A common stock (“Common Stock”) of the Company as described below. Within 30 days of the Purchase Price Date, the Company will be obligated to file a registration statement on Form S-1 with the SEC registering a number of shares of Common Stock issuable upon conversion of the Note. If the registration statement is not declared effective by the SEC within 120 days of the Purchase Price Date, the outstanding balance under the Note will automatically increase by one percent and will continue increasing by one percent every 30 days thereafter until the registration statement is declared effective or the Investor is able to sell shares of Common Stock issuable upon conversion of the Note pursuant to Rule 144 under the Securities Act of 1933, as amended. If by the date that 50% of the shares registered under the registration statement have been issued to Investor (such date, the “Trigger Date”) the Note has not yet been repaid in full, the Company will be obligated to file an additional registration statement registering additional shares of Common Stock issuable upon conversion of the Note within 30 days of the Trigger Date. If that additional registration statement is not declared effective by the SEC within 120 days of the Trigger Date, the outstanding balance under the Note will automatically increase by one percent and will continue increasing by one percent every 30 days thereafter until the additional registration statement is declared effective.

The Note will be convertible at the election of the Investor into shares of Common Stock at any time following the earlier of the effective date of the registration statement described above or one year following the Purchase Price Date, at a conversion price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding conversion, and provided that (i) the Investor may not convert the Note into shares of Common Stock to the extent that such conversion would result in the Investor’s beneficial ownership of Common Stock being in excess of 4.99% (or 9.99% if the Company’s market capitalization is less than $10 million), and provided that (ii) the Note is not convertible into a total cumulative number of shares of Common Stock in excess of the number of shares of Common Stock permitted by Nasdaq Listing Rule 5635 (the “Exchange Cap”). Pursuant to the terms of the Note, the Company will, within 120 days of the Purchase Price Date, seek shareholder approval of the Note and the issuance of shares of Common Stock, issuable upon conversion of the Note and pursuant to the Reinvestment Right, in excess of the Exchange Cap (the “Shareholder Approvals”). If such shareholder approval is not obtained within 120 days, the Company will continue to seek shareholder approval every three months thereafter until shareholder approval is obtained. Pursuant to the Subordination Agreement, each Capital Party is required to vote all of their shares of Company stock in favor of the Shareholder Approvals. Under the SPA, the Company is required to initially reserve 7,500,000 shares of its Common Stock for issuance to the Investor under the Note, and the Company is required to add additional shares to the reserve in increments of 100,000 shares when requested by the Investor if at the time of the request the number of shares being held in reserve is less than three times the number of shares of Common Stock equal to the outstanding balance under the Note divided by the applicable conversion price at that time.

On December 12, 2024, the Company amended the SPA (the “Amended SPA”) to revise the terms of the Note. Pursuant to the Amended SPA, the Note is not convertible below a floor price of $4.00/share, but if the closing bid price of the Company’s common stock is less than the floor price for ten consecutive trading days, the Company is required to begin making monthly payments under the Note on the date that is 90 days following the original funding date.

On or about December 13, 2024, the Company issued the Note to the Investor, the Note was funded on or about December 16, 2024, and since that time, the closing bid price of the Company’s common stock has been less than the $4.00 floor price for more than ten consecutive trading days, which, under the terms of the Amended SPA, would have required the Company to begin making monthly payments under the Note, with those monthly payments commencing on March 16, 2025, and with those monthly payments being equal to 120% multiplied by the outstanding balance divided by the lesser of 6 or the number of months remaining until the Note’s maturity date.

On January 27, 2025, the Company and the Investor entered into an amendment to the Note providing that (i) the Company is not required to begin making monthly payments under the Note until May 16, 2025, (ii) the monthly payments will equal $485,000.00 plus all accrued but unpaid interest, multiplied by 120%, and (iii) the Company will pay to the Investor 50% of all proceeds received by the Company from any equity line of credit or similar arrangement within one trading day of receipt by the Company.

The Company recorded a debt discount of $290,000 in connection with this Note. During the year ended December 31, 2024, the Company amortized $9,543 as debt discount interest expense. As of December 31, 2024, the balance of the debt discount was $280,457. As of December 31, 2024 and 2023, the balance was $2,890,000 and $0 with accrued interest of $14,450 and $0, respectively.

Loeb & Loeb, LLP Convertible Note

On December 13, 2024, the Company entered into a Convertible Promissory Note for $325,000 with Loeb & Loeb, LLP for services rendered in connection with the business combination.

The maturity date (the “Maturity Date”) of this promissory note is the earlier of (i) 12 months from the issue date referenced above (the “Issue Date”), or (ii) the date that is 10 business days following the date that the Issuer repays Streeterville Capital, LLC (the “Lender”) in full, and the Maturity Date is the date upon which the Principal Sum, as well as any unpaid interest and other fees hereunder, shall be due and payable.

Interest; Monthly Payment; Additional Payments. Interest shall not accrue on the Principal Sum except as set forth elsewhere herein. The Issuer shall make monthly payments of $25,000 beginning December 1, 2024. Additionally, the Issuer shall use at least 50% of the proceeds from any capital raise in excess of $1,000,000 following completion of the Issuer’s Business Combination with Alpha Modus, Corp. to pay any remaining balance under the Note

Conversion. If the Issuer is no longer subject to the Lender’s variable rate transaction prohibition or the Lender has consented to conversion of this promissory note as set forth herein, the Holder shall have the right, at its election, to convert all or part of the outstanding and unpaid Principal Sum, as well as any other fees pursuant to the terms hereof but not including interest, into shares of fully paid and non-assessable shares of the Issuer’s common stock, $0.0001 par value per share (the “Conversion Shares”) as per the following conversion formula: number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price (as defined hereinafter). The “Conversion Price” shall equal 90% of the 5-day volume-weighted average price (“VWAP”) of the Issuer’s common stock at the time of conversion as reported by Bloomberg L.P. Unless otherwise agreed in writing by both parties, at no time will the Holder convert any amount of the Note into common stock that would result in the Holder owning more than 4.99% of the common stock outstanding of the Issuer. Conversion Shares may be delivered to the Issuer by method of the Holder’s choice (including but not limited to email, facsimile, mail, overnight courier, or personal delivery). If no objection is delivered from the Issuer to the Holder regarding any variable or calculation of the conversion notice within 24 hours of delivery of the conversion notice, the Issuer shall have been thereafter deemed to have irrevocably confirmed and irrevocably ratified such notice of conversion and waived any objection thereto. The Issuer shall deliver the Conversion Shares from any conversion to the Holder (in any name directed by the Holder) within three (3) business days of conversion notice delivery.

Registration Rights. Provided this Note has become convertible, the Issuer represents, warrants and agrees that with respect to the Conversion Shares, the Holder will have registration rights identical to the registration rights provided to Insight Acquisition Sponsor LLC in the Amended and Restated Registration Rights Agreement, dated as of October 13, 2023, including, but not limited to the following: (i) two demand registrations of the sale of the Conversion Shares at the Company’s expense, and (ii) unlimited “piggyback” registration rights for a period of five (5) years after the Issue Date at the Company’s expense. The Company shall execute and deliver the Joinder Agreement, attached hereto as Exhibit A. In the event the registration statement covering the Conversion Shares is not effective within 120 days of the Issue Date, then the principal amount due the Note will increase by one and one-half percent (1.5%) and will continue to increase by one and one-half percent (1.5%) for each thirty (30) day period such registration statement is not declared effective.

As of December 31, 2024 and 2023, the balance was $325,000 and $0, respectively.